12. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Details
Loss before income taxes	$ (795,040)	$ (2,051,990)
Expected income tax recovery	(216,000)	(571,000)
Permanent differences	7,000	91,000
Share issue costs	(35,000)	(38,000)
Change in unrecognized deductible temporary differences	244,000	518,000
Total deferred income tax (recovery) expense	$ 0	$ 0